Related party transactions - Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,723,902	$ 2,577,166
Long-term employee benefits	12,074	5,648
Post-employment benefits	45,878	66,539
Share based payments	297,423	(60,858)
Key management personnel compensation	$ 3,079,277	$ 2,588,495